Restructuring - Net Restructuring Expense by Division (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ (15)	€ (3)	€ 220
Total Net Restructuring Charges
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(15)	(3)	220
Corporate Bank
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	(1)	(4)
Investment Bank
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	(3)
Private Bank
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	(15)	(3)	228
Asset Management
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	0	0	0
Corporate & Other
Net Restructuring Expense by Division [Line Items]
Total Net Restructuring Charges	€ 0	€ 0	€ (1)